Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts
As at December 31, 2017, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount Of Asset $	Expected Maturity
				2018
				$
Norwegian Kroner	100,000	8.23	81	12,153
(1)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps
As at December 31, 2017, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of (Liability) / Asset	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
900,000	150,000	NIBOR	4.35%	6.43%	(41,664)	0.7
1,000,000	134,000	NIBOR	3.70%	5.92%	(12,553)	2.4
1,200,000	146,500	NIBOR	6.00%	7.72%	3,758	3.8
					(50,459)

Interest Rate Swap Agreements
As at December 31, 2017, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,137,671	(33,882)	4.8	2.8
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	160,000	(9,360)	0.3	3.5
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	(2)	0.1	2.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	—	0.1	3.1
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	232,957	(29,235)	3.0	3.1
			(72,479)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2017, ranged from 0.3% to 4.0%.

(2)	Includes interest rate swaps with the notional amount reducing quarterly or semi-annually.

(3)
Forward starting swap with inception date in April 2018. This interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2018 to 2024. This interest rate swap is subject to mandatory early termination in 2018 whereby the swap will be settled based on its fair value at that time.

(4)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap. Neither party exercised their option in January 2018.

(5)	Principal amount reduces monthly to 70.1 million Euros ($84.2 million) by the maturity dates of the swap agreements.

(6)	Principal amount is the U.S. dollar equivalent of 194.1 million Euros.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)
As at December 31, 2016

Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,340	(363)	(1,033)	(52)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	119	—	—	(2,601)	(511)
Interest rate swap agreements	212	9,839	(11,979)	(59,055)	(233,901)
Cross currency swap agreements	—	—	(3,464)	(53,124)	(180,577)
Stock purchase warrants	—	575	—	—	—
Time -charter swap agreement	875	—	(667)	—	—
	1,206	11,754	(16,473)	(115,813)	(415,041)

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
For the periods indicated, the following table presents the effective portion of (losses) gains on consolidated interest rate swap agreements designated and qualifying as cash flow hedges:

Year Ended December 31, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion
$	$	$
(31)	(1,614)	(746)	Interest expense
(31)	(1,614)	(746)

Year Ended December 31, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion
$	$	$
691	(68)	682	Interest expense
691	(68)	682
(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of (losses) gains on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of (loss) income are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized (losses) gains relating to:
Interest rate swap agreements	(53,921)	(87,320)	(108,036)
Interest rate swap agreement terminations	(610)	(8,140)	(10,876)
Foreign currency forward contracts	667	(11,186)	(21,607)
Time charter swap agreement	1,106	2,154	—
Forward freight agreements	270	—	—
	(52,488)	(104,492)	(140,519)
Unrealized gains (losses) relating to:
Interest rate swap agreements	17,005	62,446	37,723
Foreign currency forward contracts	3,925	15,833	(418)
Stock purchase warrants	(6,421)	(9,753)	1,014
Time-charter swap agreement	(875)	875	—
	13,634	69,401	38,319
Total realized and unrealized losses on derivative instruments	(38,854)	(35,091)	(102,200)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the gains (losses) on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Realized losses on maturity and/or partial termination of cross currency swap	(25,733)	(41,707)	(36,155)
Realized losses	(18,494)	(38,564)	(18,973)
Unrealized gains (losses)	82,668	75,033	(89,178)
Total realized and unrealized gains (losses) on cross currency swaps	38,441	(5,238)	(144,306)